Property And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,494,458	$ 3,020,577
Less: accumulated depreciation	339,632	221,247
Property and equipment, net	3,154,826	2,799,330
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,032,017	865,424
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,150,701	975,432
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,214,328	1,016,631
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 97,412	$ 163,090